Other Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other assets
Restricted cash	$ 584	$ 4,172
Deferred tax assets, net	2,875	3,397
Goodwill	3,172	2,639	2,328
Prepaid expenses	2,378	1,802
Derivative assets	915	1,071
Other intangible assets, at amortized cost	1,149	972
Other	1,582	1,315
Other assets (includes restricted cash of consolidated variable interest entities)	12,655	15,368
Prepaid Miles And Reward Points [Member]
Other assets
Prepaid expenses	$ 1,800	$ 1,200